Equity - Share Capital (Details) $ / shares in Units, $ in Thousands	Aug. 18, 2016 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Gross Broad-Ocean Offering proceeds (17,250,000 shares at $1.64083 per share)	$ 28,304
Less: Share issuance costs	(105)
Net Broad-Ocean Offering proceeds	$ 28,199
Private Placement
Disclosure of classes of share capital [line items]
Shares issued (in shares) | shares	17,250,000
Price per share (usd per share) | $ / shares	$ 1.64083
Gross Broad-Ocean Offering proceeds (17,250,000 shares at $1.64083 per share)	$ 28,304